RISK MANAGEMENT - Maximum exposure level to the credit risk (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Financial Instruments
RISK MANAGEMENT
Maximum exposure	$ 30,685,486	$ 17,392,393
Collateral pledged (held)	(2,530,079)	(974,499)
Net exposure	28,155,407	16,417,894
Debt instruments
RISK MANAGEMENT
Maximum exposure	29,003,922	15,614,134
Collateral pledged (held)	(2,529,943)	(974,436)
Net exposure	26,473,979	14,639,698
Derivatives
RISK MANAGEMENT
Maximum exposure	1,093,357	549,836
Collateral pledged (held)	(136)	(63)
Net exposure	1,093,221	549,773
Equity securities
RISK MANAGEMENT
Maximum exposure	588,207	1,228,423
Net exposure	$ 588,207	$ 1,228,423